GREAT-WEST FUNDS, INC.

Great-West Core Strategies: Flexible Bond Fund

Institutional Class Ticker: MXEDX

Class L Ticker: MXGAX

(the "Fund")

Supplement dated May 7, 2020 to the Prospectus, Summary Prospectus and

Statement of Additional Information ("SAI") for the Fund, each dated August 28, 2019, as supplemented.

Effective immediately, Sam Moyn will no longer serve as a portfolio manager for the Fund. All references to Sam Moyn in the Prospectus, Summary Prospectus and SAI are hereby deleted in their entirety.

In addition, effective immediately, Darrin Clough, CFA will be added as a portfolio manager to the Fund. The following changes are made to the Prospectus, Summary Prospectus, and SAI, as applicable:

The table titled "Portfolio Managers" on page 4 of the Prospectus and Summary Prospectus for the Fund is hereby deleted in its entirety and replaced with the following:

Name	Title	Portfolio Manager of Fund Since
GWCM
Jack Brown, CFA	Chief Investment Officer	2018
Darrin Clough, CFA	Portfolio Manager	2020
Loomis Sayles
Daniel J. Fuss, CFA and CIC	Executive Vice President and Vice Chairman	2018
Matthew J. Eagan, CFA	Executive Vice President and Portfolio Manager	2018
Elaine M. Stokes	Executive Vice President and Portfolio Manager	2018
Brian P. Kennedy	Vice President and Portfolio Manager	2018

Under the "GWCM Portfolio Managers" sub-section of the "Management and Organization" section on page 10 of the Prospectus, the first two paragraphs are hereby deleted in their entirety and replaced with the following:

∙Jack Brown, CFA, Chief Investment Officer, has managed the Fund since 2018. In addition to the Fund, Mr. Brown manages the Great-West Bond Index Fund, Great-West Government Money Market Fund, Great- West Short Duration Bond Fund, Great-West U.S. Government Securities Fund, Great-West Core Strategies: Short Duration Bond Fund, collective investment trusts managed by GWCM, stable value funds managed by GWCM and GWL&A, pension plans managed by GWCM, and certain fixed income separate accounts of GWL&A. Mr. Brown joined GWL&A in 2015 with 20 years of industry experience. Prior to joining GWL&A, Mr. Brown was employed at Oppenheimer Funds in the High Yield Bond Market. Mr. Brown received a B.S. in finance from the Metropolitan State College of Denver and an M.B.A. from the University of Colorado.

∙Darrin Clough, CFA, Portfolio Manager, has managed the Fund since 2020. In addition to the Fund, Mr. Clough manages the Great-West Bond Index Fund and Great-West U.S. Government Securities Fund, collective investment trusts managed by GWCM, stable value funds managed by GWCM and GWL&A, pension plans managed by GWCM, and certain fixed income separate accounts of GWL&A. Mr. Clough joined GWL&A in 2020; prior to joining GWL&A, Mr. Clough was employed at Oppenheimer Funds. Mr. Clough received a B.A. in economics from the University of Northern Colorado and an M.B.A. from the University of Colorado.

Under the "Other Accounts Managed" sub-section of the Great-West Capital Management, LLC section on page 39 of the SAI, the table related to other accounts managed by the portfolio managers is hereby deleted in its entirety and replaced with the following:

			AUM Based Fees					Performance Based Fees
	Registered		Other Pooled				Registered		Other Pooled
	Investment		Investment		Other Accounts		Investment		Investment		Other Accounts
	Companies		Vehicles				Companies		Vehicles
Portfolio	Number	Total	Number	Total	Number	Total	Number	Total	Number	Total	Number	Total
	of	Assets	of	Assets	of	Assets	of	Assets	of	Assets	of	Assets
Manager
	Accounts	($m)	Accounts	($m)	Accounts	($m)	Accounts	($m)	Accounts	($m)	Accounts	($m)

Jack Brown,
CFA	38	$14,570	36	$6,857	0	$0	0	$0	0	$0	0	$0
Maria
Mendelsberg,
CFA*	38	$11,478	40	$3,790	34	$7,786	0	$0	0	$0	0	$0
Darrin Clough,
CFA*	0	$0	0	$0	0	$0	0	$0	0	$0	0	$0

*The information is provided as of March 31, 2020

Under the "Ownership of Securities" section on page 40 of the SAI, the disclosure is hereby deleted in its entirety and replaced with the following:

"The portfolio managers did not own any shares of the Fund as of May 7, 2020."

This Supplement must be accompanied by or read in conjunction with the current Prospectus, Summary

Prospectus and SAI for the Fund, each dated August 28, 2019, as supplemented.

Please keep this Supplement for future reference.